Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

(Expressed in thousands of United States Dollars, unless otherwise stated)

4.        Long-Term Debt:

The following table summarizes the Company's long-term debt:

Description	December 31, 2011	June 30, 2012
Long-term loans, net of unamortized deferred financing fees of $9.1 million and $9.9 million, respectively	$933,472	$903,082
1.875% Convertible Senior Notes due 2027, net of unamortized deferred financing fees of $1.4 million and $1.2 million, respectively	124,123	128,276
	1,057,595	1,031,358
Less: Current portion of long-term debt, net of unamortized deferred financing fees of $2.7 million and $2.6 million, respectively	(104,879)	(56,510)
Long-term debt, net of current portion	$952,716	$974,848

During the six month period ended June 30, 2012, the following events took place in relation to the Company's long-term debt:

Nordea loan amendment: In March 2012, the Company reached an agreement with all the lenders under the Nordea credit facility, for the amendment, for a period from March 30, 2012 through December 31, 2013, of the amortization schedule, the collateral value clause and certain of the financial covenants of the facility (the effectiveness of which was as of January 1, 2012) in order to improve its debt maturity profile and respond to the weak charter conditions prevailing in the market and the associated volatility in the vessels' market values. In accordance with such amendment, the loan repayment schedule was modified to allow for, at Company's option, the deferral of the repayment of principal amount of up to $100.0 million, originally scheduled for 2012 and 2013, to the balloon payment at the end of the facility's term in 2016.

Under the amendment, the Company is required to raise at least $30.0 million in new equity by December 31, 2012. In addition, the loan amendment and the exercise of the deferral option thereunder were conditional, among other things, upon the deposit from external sources of $20.0 million out of the $30.0 million that is required to be raised, into an escrow (special purpose blocked) account. In that respect, the Company reached an agreement with certain entities affiliated with the family of the Chairman of its Board of Directors to deposit such amount into the escrow account (Note 3). Such deposit took place on March 29, 2012. Under the amendment, the Company is required to raise the $30.0 million in new equity as follows: (i) at least $20.0 million will be raised through an equity offering by September 30, 2012, with any shortfall being covered through the use of the funds deposited into the escrow account; and (ii) the remaining $10.0 million will be raised by December 31, 2012, with any shortfall being covered through the use of any funds remaining in the escrow account.

Following the amendment, through December 31, 2013, the facility contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 0.9:1:0; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, investments, cash dividends and share repurchases are allowed, as long as, among other things, the Company is in compliance with the original loan covenants and there are no deferred installments outstanding.

Under the amendment, the Company may defer to the balloon payment at the end of the facility's term in 2016 the repayment of one or more principal installments falling due after the date of execution of the amendment and prior to July 2, 2013 (inclusive), provided that: (i) at least $20.0 million out of the $30.0 million that the Company is required to raise has been raised through an equity offering or has been deposited into the escrow account discussed above and is held in such account until such amount is raised; (ii) after giving effect to the deferral of any principal repayment, each principal installment falling due after December 31, 2012 is at least $6.0 million; (iii) the aggregate amount of principal so deferred does not exceed $100.0 million; (iv) no event of default shall have occurred and be continuing; (v) the Company is in compliance with the financial covenants, as amended; and (vi) the applicable margin for any such deferred amount shall increase to 4%. Under the terms of the amended facility, the Company will have to apply any consolidated excess cash flow, calculated on a quarterly basis, towards repayment of any outstanding principal amount so deferred. The Nordea credit facility defines excess cash flow as an amount equal to reported EBITDA (as defined in the loan agreement) less dry docking and special survey cost, net interest expenses (including payments due under the Company's current swap agreements) and less payments of loan principals under the Company's current loan agreements.

Following the amendment and until the expiry of the waiver period, the applicable margin increased to 2.75% and 2.5% thereafter through maturity, while the applicable margin for any deferred principal amount increased to 4.0% per annum.

In April 2012, the Company exercised its option to defer the full loan installment of $24.3 million, originally due on April 2, 2012, to the balloon payment of the facility in April 2016.

Credit Suisse loan amendment: Following the Nordea facility amendment, the Company reached an agreement with Credit Suisse to similarly amend its credit facility, requiring the Company to comply with a number of covenants, including financial covenants related to leverage, consolidated net worth, liquidity and interest coverage, dividends and collateral maintenance requirements, most of which are in principle and calculation substantially similar to the covenants described under the amended  Nordea credit facility.

In particular, the amended facility, through December 31, 2013, contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 100% for the period from December 31, 2011 to December 31, 2012 and 90% thereafter until December 31, 2013; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility for the period from December 31, 2011 to December 31, 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, the period during which cash dividends and share repurchases are suspended will be extended until December 31, 2013 at the latest.

The applicable margin under the facility increased to 2.65% from April 1, 2012 until the loan maturity and the amount of $11.8 million pledged with Credit Suisse will remain pledged until December 31, 2013 and it may be released thereafter to the extent that the Company complies with the security clause which changes to 135% from January 1, 2014 until the loan maturity.

ABN and DVB loan amendments: Similarly to the financial covenants' amendments discussed above, the Company reached an agreement with each of DVB and ABN to amend their respective bilateral credit facilities.

Further to the covenants amendments in line with Nordea credit facility, the financial covenant under ABN credit facility requiring the Company to maintain a ratio of total net debt to EBITDA (as defined in the loan agreement) of not greater than 6.0:1.0 will be waived until December 31, 2013, while the aggregate fair market value of the vessel shall be at all times  no less than 90% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. During the waiver period the applicable margin will increase to 3.05%. The DVB credit facility was also amended in line with Nordea credit facility, with the exception of the value security clause which remained as per the initial agreement.

The Company considered the guidance under ASC 470-50 "Debt Modifications and Extinguishments" and concluded that the Credit Suisse facility amendment should be accounted for in the same manner as a debt extinguishment on the basis that the initial and amended loans were substantially different. Accordingly, the new loan was recorded at fair value and that amount together with the associated unamortized financing fees of the initial loan was used to determine the debt extinguishment loss.

As the Credit Suisse credit facility is a variable interest rate facility, the fair value of the amended loan was determined by reference to the recorded value of the initial loan and the loss realized on the loan extinguishment amounted to $0.2 million, representing the unamortized deferred financing fees of the initial loan on the loan effective date, and is included in interest and finance costs in the accompanying 2012 consolidated unaudited statement of operations.

The Company incurred $2.8 million of financing fees in relation to the loan amendments discussed above. Out of this amount, $2.6 million, relating to the Nordea loan amendment, are deferred and amortized over the term of the loan using the effective interest of the amended loan, while $0.2 million relating to Credit Suisse loan amendment were expensed as incurred in accordance with the loan extinguishment accounting.

Following the amendatory agreements described above, the Company was in compliance with all of the applicable financial covenants at June 30, 2012. The Company, taking all measures to manage its working capital requirement, believes that it will continue to be in compliance with its loan covenants at the next loan covenant measurement dates for a reasonable time. There can be no assurance however as to whether the vessel values and charter rates will further deteriorate, beyond current expectations, and to what extent, and accordingly if these measures will be sufficient for the Company to be in compliance with certain of its loan covenants in the future. Management is in continuous contact with the lending banks and believes that the Company will be in a position to cure any unlikely event of non-compliance in a timely manner. In addition, management expects that the lenders would not declare an event of default, therefore not demand immediate repayment of the loans, provided that the Company pays loan principal instalments and accumulated or accrued interest as they fall due under its debt agreements, as amended. Cash being generated from operations is expected to be sufficient for this purpose for a reasonable period of time.  Accordingly, in accordance with the provisions of ASC 470-10-45 "Classification of Debt that Includes Covenants" all amounts not due within the next twelve months under the amended loan terms, have been classified as long-term liabilities.

As of June 30, 2012 and taking into consideration the Company's right to defer all instalments up to December 31, 2012, the following repayments of principal are required over the next five years and through- out their term for the Company's debt facilities:

Principal Repayment
July 1, 2012 to June 30, 2013	59,086
July 1, 2013 to December 31, 2013	53,811
January 1, 2014 to December 31, 2014	257,622
January 1, 2015 to December 31, 2015	93,061
January 1, 2016 to December 31, 2016	561,629
January 1, 2017 thereafter	37,800
1,063,009
Less: Unamortized debt discount of the 1.875% Unsecured Convertible Senior Notes	(20,516)
Total	1,042,493

All of the Company's outstanding loan agreements contain cross default provisions.

Borrowings under the credit facilities bear interest at LIBOR plus a margin and the average interest rate (including the margin and the interest swap effect) at June 30, 2011 and 2012 was 4.0% and 3.2%, respectively. Interest expense for the six month periods ended June 30, 2011 and 2012, net of interest capitalized ($0.06 million and $0 million, respectively) amounted to $9.7 million and $16.2 million, respectively and is included in interest and finance costs in the accompanying consolidated unaudited statements of operations.